N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
Entity Central Index Key	0002039145
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
NASDAQ 100 Standard 1 Year -10% Buffer	20	20	20	20	20	20	20	20	20	20
S&P 500 Standard 3 Year -15% Buffer	150	150	150	150	150	150	150	150	150	150
NASDAQ 100 Step Up 1 Year -15% Buffer	12	12	12	12	12	12	12	12	12	12
NASDAQ 100 Dual Direction 1 Year -15% Buffer	12	12	12	12	12	12	12	12	12	12
MSCI EAFE Standard 3 Year -40% Buffer	57.5	57.5	57.5	57.5	57.5	57.5	57.5	57.5	57.5	57.5
Russell 2000 Dual Step Up 1 Year -15% Buffer	9	9	9	9	9	9	9	9	9	9
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8	8.8
Russell 2000 Standard 3 Year -20% Buffer	60	60	60	60	60	60	60	60	60	60
S&P 500 Dual Direction 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
Russell 2000 Standard 1 Year -10% Buffer	23	23	23	23	23	23	23	23	23	23
S&P 500 Dual Step Up 1 Year -10% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
Russell 2000 Standard 3 Year -10% Buffer	145	145	145	145	145	145	145	145	145	145
Russell 2000 Standard 1 Year -20% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
MSCI EAFE Dual Direction 3 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350
MSCI EAFE Dual Direction 1 Year -15% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Dual Direction 3 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80
MSCI EAFE Step Up 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Standard 3 Year -20% Buffer	225	225	225	225	225	225	225	225	225	225

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Annual Lock 3 Year -10% Buffer	18	18	18	18	18	18	18	18	18	18
S&P 500 Dual Step Up 1 Year -15% Buffer	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3	7.3
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Dual Direction 1 Year -10% Buffer	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5
Russell 2000 Dual Direction 1 Year -10% Buffer	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5
MSCI EAFE Standard 1 Year -40% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 1 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
MSCI EAFE Dual Direction 3 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Standard 3 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
Russell 2000 Standard 3 Year -15% Buffer	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 1 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16
MSCI EAFE Step Up 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
Russell 2000 Standard 3 Year -40% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Standard 3 Year -20% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Step Up 1 Year -15% Buffer	12.3	12.3	12.3	12.3	12.3	12.3	12.3	12.3	12.3	12.3
Russell 2000 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Dual Direction 3 Year -10% Buffer	190	190	190	190	190	190	190	190	190	190
NASDAQ 100 Standard 3 Year -20% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Dual Direction 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	14	14	14	14	14	14	14	14	14	14

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
Russell 2000 Standard 1 Year -40% Buffer	12	12	12	12	12	12	12	12	12	12
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10
S&P 500 Step Up 3 Year -10% Buffer	29	29	29	29	29	29	29	29	29	29
Russell 2000 Dual Direction 3 Year -15% Buffer	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Dual Direction 3 Year -10% Buffer	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
MSCI Emerging Markets Standard 1 Year -10% Buffer	35	35	35	35	35	35	35	35	35	35
EURO STOXX 50 Standard 1 Year -15% Buffer	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5
MSCI EAFE Annual Lock 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
MSCI EAFE Standard 1 Year -15% Buffer	23	23	23	23	23	23	23	23	23	23
Russell 2000 Standard 1 Year -15% Buffer	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5
MSCI EAFE Standard 1 Year -20% Buffer	17	17	17	17	17	17	17	17	17	17
Russell 2000 Step Up 1 Year -10% Buffer	14	14	14	14	14	14	14	14	14	14
NASDAQ 100 Step Up 1 Year -10% Buffer	13	13	13	13	13	13	13	13	13	13
EURO STOXX 50 Standard 1 Year -10% Buffer	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5
NASDAQ 100 Standard 1 Year -15% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
MSCI EAFE Dual Step Up 1 Year -10% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Dual Direction 1 Year -10% Buffer	13	13	13	13	13	13	13	13	13	13
S&P 500 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10
MSCI Emerging Markets Standard 1 Year -15% Buffer	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5
NASDAQ 100 Standard 1 Year -20% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	20	20	20	20	20	20	20	20	20	20
NASDAQ 100 Standard 3 Year -10% Buffer	95	95	95	95	95	95	95	95	95	95
Russell 2000 Dual Direction 3 Year -10% Buffer	85	85	85	85	85	85	85	85	85	85
S&P 500 Standard 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Annual Lock 3 Year -10% Buffer	21	21	21	21	21	21	21	21	21	21
S&P 500 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Dual Direction 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8
S&P 500 Standard 1 Year -20% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Annual Lock 3 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16
S&P 500 Standard 3 Year -10% Buffer	200	200	200	200	200	200	200	200	200	200

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	7.5	7.5	7.5	7.5	7.5	9.5	9.5	9.5	9.5	9.5
NASDAQ 100 Standard 1 Year -10% Buffer	20	20	20	20	20	21.5	21.5	21.5	21.5	21.5
S&P 500 Standard 3 Year -15% Buffer	150	150	150	150	150	150	150	150	150	150
NASDAQ 100 Step Up 1 Year -15% Buffer	12	12.5	12.5	12.5	12.5	13.5	13.5	13.5	13.5	13.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	12	12	12	12	12	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 3 Year -40% Buffer	57.5	57.5	57.5	57.5	57.5	57.5	57.5	57.5	57.5	57.5
Russell 2000 Dual Step Up 1 Year -15% Buffer	9	9	9	9	9	10.75	10.75	10.8	10.8	10.8
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	8.8	8.8	8.8	8.8	8.8	10.5	10.5	10.5	10.5	10.5
Russell 2000 Standard 3 Year -20% Buffer	60	60	60	60	60	60	60	60	60	60
S&P 500 Dual Direction 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
Russell 2000 Standard 1 Year -10% Buffer	23	23	23	23	23	25.5	25.5	25.5	25.5	25.5
S&P 500 Dual Step Up 1 Year -10% Buffer	8.5	8.5	8.5	8.5	8.5	11.25	11.25	11.2	11.2	11.2

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Year -15% Buffer	9.5	10.5	10.5	10.5	10.5	12	12	12	12	12
Russell 2000 Standard 3 Year -10% Buffer	145	145	145	145	145	145	145	145	145	145
Russell 2000 Standard 1 Year -20% Buffer	15.5	15.5	15.5	15.5	15.5	17	17	17	17	17
MSCI EAFE Dual Direction 3 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350
MSCI EAFE Dual Direction 1 Year -15% Buffer	8.5	8.5	8.5	8.5	8.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Dual Direction 3 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80
MSCI EAFE Step Up 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 3 Year -20% Buffer	225	225	225	225	225	225	225	225	225	225

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Annual Lock 3 Year -10% Buffer	18	18	18	18	18	18	18	18	18	18
S&P 500 Dual Step Up 1 Year -15% Buffer	7.3	7.3	7.3	7.3	7.3	9	9	9	9	9
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Dual Direction 1 Year -10% Buffer	16.5	16.5	16.5	16.5	16.5	19	19	19	19	19
Russell 2000 Dual Direction 1 Year -10% Buffer	17.5	17.5	17.5	17.5	17.5	21.5	21.5	21.5	21.5	21.5
MSCI EAFE Standard 1 Year -40% Buffer	13.5	13.5	13.5	13.5	13.5	16.5	16.5	16.5	16.5	16.5
MSCI EAFE Standard 1 Year -10% Buffer	30	30	30	30	30	33	33	33	33	33
MSCI EAFE Dual Direction 3 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Standard 3 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
Russell 2000 Standard 3 Year -15% Buffer	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 1 Year -10% Buffer	16	16	16	16	16	17.5	17.5	17.5	17.5	17.5
MSCI EAFE Step Up 1 Year -15% Buffer	10	10	10	10	10	12	12	12	12	12
Russell 2000 Standard 3 Year -40% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Standard 3 Year -20% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Step Up 1 Year -15% Buffer	12.3	13.5	13.5	13.5	13.5	14.5	14.5	14.5	14.5	14.5
Russell 2000 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Step Up 1 Year -10% Buffer	10.5	11.5	11.5	11.5	11.5	13.5	13.5	13.5	13.5	13.5
S&P 500 Dual Direction 3 Year -10% Buffer	190	190	190	190	190	190	190	190	190	190
NASDAQ 100 Standard 3 Year -20% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Dual Direction 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	14	14	14	14	14	14	14	14	14	14

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
Russell 2000 Standard 1 Year -40% Buffer	12	12	12	12	12	13	13	13	13	13
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10
S&P 500 Step Up 3 Year -10% Buffer	29	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 3 Year -15% Buffer	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Dual Direction 3 Year -10% Buffer	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	13	13	13	13	13
MSCI Emerging Markets Standard 1 Year -10% Buffer	35	35	35	35	35	35	35	35	35	35
EURO STOXX 50 Standard 1 Year -15% Buffer	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5
MSCI EAFE Annual Lock 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
MSCI EAFE Standard 1 Year -15% Buffer	23	23	23	23	23	26	26	26	26	26
Russell 2000 Standard 1 Year -15% Buffer	18.5	18.5	18.5	18.5	18.5	20	20	20	20	20
MSCI EAFE Standard 1 Year -20% Buffer	17	17	17	17	17	20	20	20	20	20
Russell 2000 Step Up 1 Year -10% Buffer	14	15	15	15	15	17	17	17	17	17
NASDAQ 100 Step Up 1 Year -10% Buffer	13	13.5	13.5	13.5	13.5	15.5	15.5	15.5	15.5	15.5
EURO STOXX 50 Standard 1 Year -10% Buffer	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5
NASDAQ 100 Standard 1 Year -15% Buffer	15.5	15.5	15.5	15.5	15.5	17.3	17.3	17.3	17.3	17.3
MSCI EAFE Dual Step Up 1 Year -10% Buffer	8.5	8.5	8.5	8.5	8.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Dual Direction 1 Year -10% Buffer	13	13	13	13	13	15	15	15	15	15
S&P 500 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10
MSCI Emerging Markets Standard 1 Year -15% Buffer	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5
NASDAQ 100 Standard 1 Year -20% Buffer	13.5	13.5	13.5	13.5	13.5	14.5	14.5	14.5	14.5	14.5

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	20	20	20	20	20	25	25	25	25	25
NASDAQ 100 Standard 3 Year -10% Buffer	95	95	95	95	95	95	95	95	95	95
Russell 2000 Dual Direction 3 Year -10% Buffer	85	85	85	85	85	85	85	85	85	85
S&P 500 Standard 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	14.5	14.5	14.5	14.5	14.5
Russell 2000 Annual Lock 3 Year -10% Buffer	21	21	21	21	21	21	21	21	21	21
S&P 500 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Dual Direction 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	14.5	14.5	14.5	14.5	14.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	10.8	10.8	10.8	10.8	10.8	13.3	13.3	13.3	13.3	13.3
S&P 500 Standard 1 Year -20% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Annual Lock 3 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16
S&P 500 Standard 3 Year -10% Buffer	200	200	200	200	200	200	200	200	200	200

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
NASDAQ 100 Standard 1 Year -10% Buffer	21.5	21.5	23	23	23	23	23	23	23	23
S&P 500 Standard 3 Year -15% Buffer	150	150	150	150	150	150	150	150	150	150
NASDAQ 100 Step Up 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 3 Year -40% Buffer	57.5	57.5	100	100	100	100	100	100	100	100
Russell 2000 Dual Step Up 1 Year -15% Buffer	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8	10.8
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
Russell 2000 Standard 3 Year -20% Buffer	60	60	60	60	60	60	60	60	60	60
S&P 500 Dual Direction 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
Russell 2000 Standard 1 Year -10% Buffer	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5
S&P 500 Dual Step Up 1 Year -10% Buffer	11.2	11.2	11.2	11.2	11.2	11.2	11.2	11.2	11.2	11.2

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Year -15% Buffer	12	12	12	12	12	12	12	12	12	12
Russell 2000 Standard 3 Year -10% Buffer	145	145	145	145	145	145	145	145	145	145
Russell 2000 Standard 1 Year -20% Buffer	17	17	18	18	18	18	18	18	18	18
MSCI EAFE Dual Direction 3 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350
MSCI EAFE Dual Direction 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Dual Direction 3 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80
MSCI EAFE Step Up 1 Year -10% Buffer	13.5	13.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Standard 3 Year -20% Buffer	225	225	225	225	225	225	225	225	225	225

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Annual Lock 3 Year -10% Buffer	18	18	18	18	18	18	18	18	18	18
S&P 500 Dual Step Up 1 Year -15% Buffer	9	9	9	9	9	9	9	9	9	9
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Dual Direction 1 Year -10% Buffer	19	19	19	19	19	19	19	19	19	19
Russell 2000 Dual Direction 1 Year -10% Buffer	21.5	21.5	21.5	21.5	21.5	21.5	21.5	21.5	21.5	21.5
MSCI EAFE Standard 1 Year -40% Buffer	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5	16.5
MSCI EAFE Standard 1 Year -10% Buffer	33	33	33	33	33	33	33	33	33	33
MSCI EAFE Dual Direction 3 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Standard 3 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
Russell 2000 Standard 3 Year -15% Buffer	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 1 Year -10% Buffer	17.5	17.5	19	19	19	19	19	19	19	19
MSCI EAFE Step Up 1 Year -15% Buffer	12	12	10	10	10	10	10	10	10	10
Russell 2000 Standard 3 Year -40% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Standard 3 Year -20% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Step Up 1 Year -15% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
Russell 2000 Dual Direction 3 Year -20% Buffer	40	40	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Year -10% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13	13	13	13
S&P 500 Dual Direction 3 Year -10% Buffer	190	190	190	190	190	190	190	190	190	190
NASDAQ 100 Standard 3 Year -20% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Dual Direction 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	14	14	16	16	16	16	16	16	16	16

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
Russell 2000 Standard 1 Year -40% Buffer	13	13	13	13	13	13	13	13	13	13
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	12	12	12	12	12	12	12	12
S&P 500 Step Up 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 3 Year -15% Buffer	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Dual Direction 3 Year -10% Buffer	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	13	13	13	13	13	13	12.5	12.5	12.5	12.5
MSCI Emerging Markets Standard 1 Year -10% Buffer	35	35	35	35	35	35	35	35	35	35
EURO STOXX 50 Standard 1 Year -15% Buffer	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5	64.5
MSCI EAFE Annual Lock 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Standard 3 Year -40% Buffer	35	35	40	40	40	40	40	40	40	40

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
MSCI EAFE Standard 1 Year -15% Buffer	26	26	26	26	26	26	26	26	26	26
Russell 2000 Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20
MSCI EAFE Standard 1 Year -20% Buffer	20	20	20	20	20	20	20	20	20	20
Russell 2000 Step Up 1 Year -10% Buffer	17	17	17	17	17	17	16.5	16.5	16.5	16.5
NASDAQ 100 Step Up 1 Year -10% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
EURO STOXX 50 Standard 1 Year -10% Buffer	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5	123.5
NASDAQ 100 Standard 1 Year -15% Buffer	17.3	17.3	19	19	19	19	19	19	19	19
MSCI EAFE Dual Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Dual Direction 1 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15
S&P 500 Standard 1 Year -40% Buffer	10	10	11	11	11	11	11	11	11	11
MSCI Emerging Markets Standard 1 Year -15% Buffer	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5
NASDAQ 100 Standard 1 Year -20% Buffer	14.5	14.5	16	16	16	16	16	16	16	16

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	25	25	25	25	25	25	25	25	25	25
NASDAQ 100 Standard 3 Year -10% Buffer	95	95	95	95	95	95	95	95	95	95
Russell 2000 Dual Direction 3 Year -10% Buffer	85	85	85	85	85	85	85	85	85	85
S&P 500 Standard 1 Year -15% Buffer	14.5	14.5	17	17	17	17	17	17	17	17
Russell 2000 Annual Lock 3 Year -10% Buffer	21	21	21	21	21	21	21	21	21	21
S&P 500 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Dual Direction 1 Year -15% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	13.3	13.3	13.3	13.3	13.3	13.3	12.8	12.8	12.8	12.8
S&P 500 Standard 1 Year -20% Buffer	12.5	12.5	14	14	14	14	14	14	14	14
S&P 500 Annual Lock 3 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16
S&P 500 Standard 3 Year -10% Buffer	200	200	200	200	200	200	200	200	200	200

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	8.5	8.5	8.5
NASDAQ 100 Standard 1 Year -10% Buffer	23	23	23	23	23	23	23	22	22	22
S&P 500 Standard 3 Year -15% Buffer	150	150	150	150	150	150	150	150	150	150
NASDAQ 100 Step Up 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	12.5	12.5	12.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	12.5	12.5	12.5
MSCI EAFE Standard 3 Year -40% Buffer	100	100	100	100	100	100	100	100	100	100
Russell 2000 Dual Step Up 1 Year -15% Buffer	10.8	10.8	10.8	10.8	10.8	10.8	10.8	9.8	9.8	9.8
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	9.5	9.5	9.5
Russell 2000 Standard 3 Year -20% Buffer	60	60	60	60	60	60	60	60	60	60
S&P 500 Dual Direction 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
Russell 2000 Standard 1 Year -10% Buffer	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5
S&P 500 Dual Step Up 1 Year -10% Buffer	11.2	11.2	11.2	11.2	11.2	11	11	10	10	10

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Year -15% Buffer	12	12	12	12	12	12	12	11	11	11
Russell 2000 Standard 3 Year -10% Buffer	145	145	145	145	145	145	145	145	145	145
Russell 2000 Standard 1 Year -20% Buffer	18	18	18	18	18	18	18	17	17	17
MSCI EAFE Dual Direction 3 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350
MSCI EAFE Dual Direction 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	12.5	12.5	12.5
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Dual Direction 3 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80
MSCI EAFE Step Up 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Standard 3 Year -20% Buffer	225	225	225	225	225	225	225	225	225	225

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Annual Lock 3 Year -10% Buffer	18	18	18	18	18	18	18	18	18	18
S&P 500 Dual Step Up 1 Year -15% Buffer	9	9	9	9	9	9	9	8	8	8
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Dual Direction 1 Year -10% Buffer	19	19	19	19	19	19	19	18	18	18
Russell 2000 Dual Direction 1 Year -10% Buffer	21.5	21.5	21.5	21.5	21.5	21.5	21.5	20.5	20.5	20.5
MSCI EAFE Standard 1 Year -40% Buffer	16.5	16.5	16.5	16.5	16.5	16.5	16.5	14.5	14.5	14.5
MSCI EAFE Standard 1 Year -10% Buffer	33	33	33	33	33	33	33	31	31	31
MSCI EAFE Dual Direction 3 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Standard 3 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
Russell 2000 Standard 3 Year -15% Buffer	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 1 Year -10% Buffer	19	19	19	19	19	19	19	17.5	17.5	17
MSCI EAFE Step Up 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
Russell 2000 Standard 3 Year -40% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Standard 3 Year -20% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Step Up 1 Year -15% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	13.5	13.5	13.5
Russell 2000 Dual Direction 3 Year -20% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Year -10% Buffer	13	13	13	13	13	13	13	12	12	12
S&P 500 Dual Direction 3 Year -10% Buffer	190	190	190	190	190	190	190	190	190	190
NASDAQ 100 Standard 3 Year -20% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Dual Direction 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	9.5	9.5	9.5
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	16	16	16	16	16	16	16	14	14	14

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
Russell 2000 Standard 1 Year -40% Buffer	13	13	13	13	13	13	13	12	12	12
NASDAQ 100 Standard 1 Year -40% Buffer	12	12	12	12	12	12	12	11	11	11
S&P 500 Step Up 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 3 Year -15% Buffer	55	55	55	55	55	55	55	55	55	55
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Dual Direction 3 Year -10% Buffer	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	12.5	12.5	12.5	12.5	12.5	12	12	11	11	11
MSCI Emerging Markets Standard 1 Year -10% Buffer	35	35	35	35	35	35	35	35	35	35
EURO STOXX 50 Standard 1 Year -15% Buffer	64.5	64.5	64.5	64.5	64.5	64.5	64.5	60	60	60
MSCI EAFE Annual Lock 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Standard 3 Year -40% Buffer	40	40	40	40	40	40	40	40	40	40

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
MSCI EAFE Standard 1 Year -15% Buffer	26	26	26	26	26	26	26	24	24	24
Russell 2000 Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20
MSCI EAFE Standard 1 Year -20% Buffer	20	20	20	20	20	20	20	18	18	18
Russell 2000 Step Up 1 Year -10% Buffer	16.5	16.5	16.5	16.5	16.5	16.5	16.5	15.5	15.5	15.5
NASDAQ 100 Step Up 1 Year -10% Buffer	15.5	15.5	15.5	15.5	15.5	14.5	14.5	13.5	13.5	13.5
EURO STOXX 50 Standard 1 Year -10% Buffer	123.5	123.5	123.5	123.5	123.5	123.5	123.5	120	120	120
NASDAQ 100 Standard 1 Year -15% Buffer	19	19	19	19	19	19	19	18	18	18
MSCI EAFE Dual Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10	10	9	9	9
S&P 500 Dual Direction 1 Year -10% Buffer	15	15	15	15	15	15	15	14	14	14
S&P 500 Standard 1 Year -40% Buffer	11	11	11	11	11	11	11	9.5	9.5	9
MSCI Emerging Markets Standard 1 Year -15% Buffer	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5
NASDAQ 100 Standard 1 Year -20% Buffer	16	16	16	16	16	16	16	15	15	15

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	25	25	25	25	25	25	25	24	24	24
NASDAQ 100 Standard 3 Year -10% Buffer	95	95	95	95	95	95	95	95	95	95
Russell 2000 Dual Direction 3 Year -10% Buffer	85	85	85	85	85	85	85	85	85	85
S&P 500 Standard 1 Year -15% Buffer	17	17	17	17	17	17	17	15.5	15.5	15
Russell 2000 Annual Lock 3 Year -10% Buffer	21	21	21	21	21	21	21	21	21	21
S&P 500 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Dual Direction 1 Year -15% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	13.5	13.5	13.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	12.8	12.8	12.8	12.8	12.8	12.5	12.5	11.5	11.5	11.5
S&P 500 Standard 1 Year -20% Buffer	14	14	14	14	14	14	14	12.5	12.5	12
S&P 500 Annual Lock 3 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16
S&P 500 Standard 3 Year -10% Buffer	200	200	200	200	200	200	200	200	200	200

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
NASDAQ 100 Standard 1 Year -10% Buffer	22	22	22	22	22	22	23	23	23	23
S&P 500 Standard 3 Year -15% Buffer	150	150	150	150	150	150	150	150	150	150
NASDAQ 100 Step Up 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
MSCI EAFE Standard 3 Year -40% Buffer	100	100	100	100	100	100	100	100	100	100
Russell 2000 Dual Step Up 1 Year -15% Buffer	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8	9.8
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
Russell 2000 Standard 3 Year -20% Buffer	60	60	60	60	60	60	65	65	65	65
S&P 500 Dual Direction 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
Russell 2000 Standard 1 Year -10% Buffer	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5	25.5
S&P 500 Dual Step Up 1 Year -10% Buffer	10	10	10	10	10	10	10	10	10	10

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Step Up 1 Year -15% Buffer	11	11	11	11	11	11	11	11	11	11
Russell 2000 Standard 3 Year -10% Buffer	145	145	145	145	145	145	145	145	145	145
Russell 2000 Standard 1 Year -20% Buffer	17	17	17	17	17	17	17	17	17	17
MSCI EAFE Dual Direction 3 Year -15% Buffer	350	350	350	350	350	350	350	350	350	350
MSCI EAFE Dual Direction 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	50	50	50	50
S&P 500 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Dual Direction 3 Year -20% Buffer	80	80	80	80	80	80	80	80	80	80
MSCI EAFE Step Up 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Standard 3 Year -20% Buffer	225	225	225	225	225	225	225	225	225	225

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	65	65	65	65	65	65	65	65	65	65
NASDAQ 100 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	45	45	45	45
NASDAQ 100 Annual Lock 3 Year -10% Buffer	18	18	18	18	19	19	19	19	19	19
S&P 500 Dual Step Up 1 Year -15% Buffer	8	8	8	8	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Dual Direction 1 Year -10% Buffer	18	18	18	18	18	18	18	18	18	18
Russell 2000 Dual Direction 1 Year -10% Buffer	20.5	20.5	20.5	20.5	20.5	20.5	20.5	20.5	20.5	20.5
MSCI EAFE Standard 1 Year -40% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
MSCI EAFE Standard 1 Year -10% Buffer	31	31	31	31	31	31	31	31	31	31
MSCI EAFE Dual Direction 3 Year -10% Buffer	700	700	700	700	700	700	700	700	700	700
NASDAQ 100 Standard 3 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Standard 3 Year -15% Buffer	600	600	600	600	600	600	600	600	600	600

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Standard 3 Year -15% Buffer	70	70	70	70	70	70	70	70	70	70
S&P 500 Standard 1 Year -10% Buffer	17	17	17	17	17	17	19	19	19	19
MSCI EAFE Step Up 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
Russell 2000 Standard 3 Year -40% Buffer	40	40	40	40	40	40	45	45	45	45
S&P 500 Standard 3 Year -20% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Step Up 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Direction 3 Year -20% Buffer	45	45	45	45	45	45	50	50	50	50
S&P 500 Step Up 1 Year -10% Buffer	12	12	12	12	12	12	12	12	12	12
S&P 500 Dual Direction 3 Year -10% Buffer	190	190	190	190	190	190	190	190	190	190
NASDAQ 100 Standard 3 Year -20% Buffer	50	50	50	50	50	50	55	55	55	55
S&P 500 Dual Direction 1 Year -15% Buffer	9.5	9.5	9.5	9.5	10	10	11	11	11	11
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	14	14	14	14	14	14	14	14	14	14

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Standard 1 Year -40% Buffer	12	12	12	12	12	12	12	12	12	12
NASDAQ 100 Standard 1 Year -40% Buffer	11	11	11	11	11	11	11	11	11	11
S&P 500 Step Up 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 3 Year -15% Buffer	55	55	55	55	55	55	60	60	60	60
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Dual Direction 3 Year -10% Buffer	75	75	75	75	75	75	75	75	75	75
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	11	11	11	11	11	11	11	11	11	11
MSCI Emerging Markets Standard 1 Year -10% Buffer	35	35	35	35	35	35	35	35	35	35
EURO STOXX 50 Standard 1 Year -15% Buffer	60	60	60	60	60	60	60	60	60	60
MSCI EAFE Annual Lock 3 Year -10% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Standard 3 Year -40% Buffer	40	40	40	40	40	40	40	40	40	40

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
MSCI EAFE Standard 1 Year -15% Buffer	24	24	24	24	24	24	24	24	24	24
Russell 2000 Standard 1 Year -15% Buffer	20	20	20	20	20	20	21	21	21	21
MSCI EAFE Standard 1 Year -20% Buffer	18	18	18	18	18	18	18	18	18	18
Russell 2000 Step Up 1 Year -10% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
NASDAQ 100 Step Up 1 Year -10% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
EURO STOXX 50 Standard 1 Year -10% Buffer	120	120	120	120	120	120	120	120	120	120
NASDAQ 100 Standard 1 Year -15% Buffer	18	18	18	18	18	18	19	19	19	19
MSCI EAFE Dual Step Up 1 Year -10% Buffer	9	9	9	9	9	9	9	9	9	9
S&P 500 Dual Direction 1 Year -10% Buffer	14	14	14	14	14.5	14.5	15.5	15.5	15.5	15.5
S&P 500 Standard 1 Year -40% Buffer	9	9	9	9	9	9	9.5	9.5	9.5	9.5
MSCI Emerging Markets Standard 1 Year -15% Buffer	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5	22.5
NASDAQ 100 Standard 1 Year -20% Buffer	15	15	15	15	15	15	16	16	16	16

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
NASDAQ 100 Standard 3 Year -10% Buffer	95	95	95	95	95	95	95	95	95	95
Russell 2000 Dual Direction 3 Year -10% Buffer	85	85	85	85	85	85	90	90	90	90
S&P 500 Standard 1 Year -15% Buffer	15	15	15	15	15	15	16	16	16	16
Russell 2000 Annual Lock 3 Year -10% Buffer	21	21	21	21	22	22	22	22	22	22
S&P 500 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	40	40	40	40
Russell 2000 Dual Direction 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
S&P 500 Standard 1 Year -20% Buffer	12	12	12	12	12	12	13	13	13	13
S&P 500 Annual Lock 3 Year -10% Buffer	16	16	16	16	17	17	17	17	17	17
S&P 500 Standard 3 Year -10% Buffer	200	200	200	200	200	200	200	200	200	200

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	7	7	7	7	7	7	7	7	7	7
NASDAQ 100 Standard 1 Year -10% Buffer	19	19	19	19	19	19	19	19	19	19
S&P 500 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	50	50	50
NASDAQ 100 Step Up 1 Year -15% Buffer	10.5	10.5	10.5	10.5	10.5	11	11	11	11	11
NASDAQ 100 Dual Direction 1 Year -15% Buffer	11	11	11	11	11	11	11	11	11	11
MSCI EAFE Standard 3 Year -40% Buffer	40	40	40	40	40	40	40	80	80	80
Russell 2000 Dual Step Up 1 Year -15% Buffer	8	8	8	8	8	8	8	8	8	9
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	8	8	8	8	8	8	8	8	8	9
Russell 2000 Standard 3 Year -20% Buffer	45	45	45	45	45	45	45	50	50	50
S&P 500 Dual Direction 3 Year -15% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Standard 1 Year -10% Buffer	21	21	21	21	21	21	21	21	21	21
S&P 500 Dual Step Up 1 Year -10% Buffer	8	8	8	8	8	8	8	8	8	9

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	35	35	35	35	35	35	35	35	35	35
S&P 500 Step Up 1 Year -15% Buffer	9	9	9	9	9	9.5	9.5	9.5	9.5	9.5
Russell 2000 Standard 3 Year -10% Buffer	60	60	60	60	60	60	60	65	65	65
Russell 2000 Standard 1 Year -20% Buffer	15	15	15	15	15	15	15	15	15	15
MSCI EAFE Dual Direction 3 Year -15% Buffer	250	250	250	250	250	250	250	250	250	250
MSCI EAFE Dual Direction 1 Year -15% Buffer	9	9	9	9	9	9	9	9	9	9
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	35	35	35	35	35	35	35	35	35	35
S&P 500 Standard 3 Year -40% Buffer	30	30	30	30	30	30	30	30	30	30
MSCI EAFE Dual Direction 3 Year -20% Buffer	65	65	65	65	65	65	65	65	65	65
MSCI EAFE Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
MSCI EAFE Standard 3 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Dual Direction 3 Year -20% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Annual Lock 3 Year -10% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
S&P 500 Dual Step Up 1 Year -15% Buffer	7	7	7	7	7	7	7	7	7	8
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	25	25	25	25	25	25	25	25	25	25
NASDAQ 100 Dual Direction 1 Year -10% Buffer	14	14	14	14	14	14	14	14	14	14
Russell 2000 Dual Direction 1 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16
MSCI EAFE Standard 1 Year -40% Buffer	15	15	15	15	15	15	15	15	15	15
MSCI EAFE Standard 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
MSCI EAFE Dual Direction 3 Year -10% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 3 Year -15% Buffer	45	45	45	45	45	45	45	50	50	50
Russell 2000 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	55	55	55

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
S&P 500 Standard 1 Year -10% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5	14.5
MSCI EAFE Step Up 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
Russell 2000 Standard 3 Year -40% Buffer	30	30	30	30	30	30	30	35	35	35
S&P 500 Standard 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
Russell 2000 Step Up 1 Year -15% Buffer	11.5	11.5	11.5	11.5	11.5	12	12	12	12	12
Russell 2000 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	35
S&P 500 Step Up 1 Year -10% Buffer	10	10	10	10	10	10.5	10.5	10.5	10.5	10.5
S&P 500 Dual Direction 3 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 3 Year -20% Buffer	40	40	40	40	40	40	40	45	45	45
S&P 500 Dual Direction 1 Year -15% Buffer	9	9	9	9	9	9	9	9	9	9
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	12	12	12	12	12	12	12	12	12	12
Russell 2000 Standard 1 Year -40% Buffer	12	12	12	12	12	12	12	12	12	12

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
MSCI EAFE Standard 3 Year -15% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10
S&P 500 Step Up 3 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
Russell 2000 Dual Direction 3 Year -15% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	35	35	35	35	35	35	35	35	35	35
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	30	30	30	30	30	30	30	30	30	30
NASDAQ 100 Dual Direction 3 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	10	10	10	10	10	10	10	10	10	10.5
EURO STOXX 50 Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20
MSCI EAFE Annual Lock 3 Year -10% Buffer	20	20	20	20	20	20	20	20	20	20
NASDAQ 100 Standard 3 Year -40% Buffer	30	30	30	30	30	30	30	35	35	35
MSCI EAFE Standard 1 Year -15% Buffer	19	19	19	19	19	19	19	19	19	19

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
Russell 2000 Standard 1 Year -15% Buffer	17	17	17	17	17	17	17	17	17	17
MSCI EAFE Standard 1 Year -20% Buffer	16	16	16	16	16	16	16	16	16	16
Russell 2000 Step Up 1 Year -10% Buffer	13	13	13	13	13	13.5	13.5	13.5	13.5	13.5
NASDAQ 100 Step Up 1 Year -10% Buffer	12	12	12	12	12	12.5	12.5	12.5	12.5	12.5
MSCI EM Standard 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
EURO STOXX 50 Standard 1 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 1 Year -15% Buffer	16	16	16	16	16	16	16	16	16	16
MSCI EAFE Dual Step Up 1 Year -10% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Dual Direction 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
S&P 500 Standard 1 Year -40% Buffer	9	9	9	9	9	9	9	9	9	9
MSCI Emerging Markets Standard 1 Year -15% Buffer	17	17	17	17	17	17	17	17	17	17
NASDAQ 100 Standard 1 Year -20% Buffer	13	13	13	13	13	13	13	13	13	13

	01/02/2025	01/08/2025	01/16/2025	01/23/2025	01/30/2025	02/06/2025	02/13/2025	02/20/2025	02/27/2025	03/06/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	13	13	13	13	13	13	13	13	13	13
NASDAQ 100 Standard 3 Year -10% Buffer	50	50	50	50	50	50	50	55	55	55
Russell 2000 Dual Direction 3 Year -10% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Standard 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
Russell 2000 Annual Lock 3 Year -10% Buffer	17	17	17	17	17	17	17	17	17	17
S&P 500 Dual Direction 3 Year -20% Buffer	30	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 1 Year -15% Buffer	12	12	12	12	12	12	12	12	12	12
Russell 2000 Dual Step Up 1 Year -10% Buffer	10	10	10	10	10	10	10	10	10	10.5
S&P 500 Standard 1 Year -20% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
S&P 500 Annual Lock 3 Year -10% Buffer	13	13	13	13	13	13	13	13	13	13
S&P 500 Standard 3 Year -10% Buffer	60	60	60	60	60	60	60	60	60	60

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	7	7	7	7	7	8	8	8	8	8
NASDAQ 100 Standard 1 Year -10% Buffer	19	19	19	19	19	20	20	20	20	21
S&P 500 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	50	50	50
NASDAQ 100 Step Up 1 Year -15% Buffer	11	12	12	12	12	12.5	12.5	12.5	12.5	12.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	11	11	11	11	11	12	12	12	12	12
MSCI EAFE Standard 3 Year -40% Buffer	80	80	80	80	80	80	80	80	80	80
Russell 2000 Dual Step Up 1 Year -15% Buffer	9	9	9	9	9	10	10	10	10	10
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	9	9	9	9	9	10	10	10	10	10
Russell 2000 Standard 3 Year -20% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Dual Direction 3 Year -15% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Standard 1 Year -10% Buffer	21	21	21	21	21	23	23	23	23	24
S&P 500 Dual Step Up 1 Year -10% Buffer	9	9	9	9	9	10.5	10.5	10.5	10.5	10.5

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	35	35	35	35	35	35	35	35	35	40
S&P 500 Step Up 1 Year -15% Buffer	9.5	10	10	10	10	11	11	11	11	11
Russell 2000 Standard 3 Year -10% Buffer	65	65	65	65	65	65	65	65	65	65
Russell 2000 Standard 1 Year -20% Buffer	15	15	15	15	15	16	16	16	16	17
MSCI EAFE Dual Direction 3 Year -15% Buffer	250	250	250	250	250	250	250	250	250	250
MSCI EAFE Dual Direction 1 Year -15% Buffer	9	9	9	9	9	14	14	14	14	10
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	35	35	35	35	35	35	35	35	35	40
S&P 500 Standard 3 Year -40% Buffer	30	30	30	30	30	30	30	30	30	30
MSCI EAFE Dual Direction 3 Year -20% Buffer	65	65	65	65	65	65	65	65	65	65
MSCI EAFE Step Up 1 Year -10% Buffer	10.5	11	11	11	11	13	13	13	13	13
MSCI EAFE Standard 3 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	40	40	40	40	40	40	40	40	40	45
NASDAQ 100 Dual Direction 3 Year -20% Buffer	30	30	30	30	30	30	30	30	30	35
NASDAQ 100 Annual Lock 3 Year -10% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	17.5
S&P 500 Dual Step Up 1 Year -15% Buffer	8	8	8	8	8	8.5	8.5	8.5	8.5	8.5
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	25	25	25	25	25	25	25	25	25	25
NASDAQ 100 Dual Direction 1 Year -10% Buffer	14	14	14	14	14	17	17	17	17	17
Russell 2000 Dual Direction 1 Year -10% Buffer	16	16	16	16	16	19.5	19.5	19.5	19.5	19.5
MSCI EAFE Standard 1 Year -40% Buffer	15	15	15	15	15	17	17	17	17	14
MSCI EAFE Standard 1 Year -10% Buffer	24	24	24	24	24	26	26	26	26	26
MSCI EAFE Dual Direction 3 Year -10% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	50	50	50
Russell 2000 Standard 3 Year -15% Buffer	55	55	55	55	55	55	55	55	55	55

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
S&P 500 Standard 1 Year -10% Buffer	14.5	14.5	14.5	14.5	14.5	16	16	16	16	18
MSCI EAFE Step Up 1 Year -15% Buffer	9.5	10.5	10.5	10.5	10.5	12	12	12	12	12
Russell 2000 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
S&P 500 Standard 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
Russell 2000 Step Up 1 Year -15% Buffer	12	13	13	13	13	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	40
S&P 500 Step Up 1 Year -10% Buffer	10.5	11.5	11.5	11.5	11.5	13	13	13	13	13
S&P 500 Dual Direction 3 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 3 Year -20% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Dual Direction 1 Year -15% Buffer	9	9	9	9	9	9.5	9.5	9.5	9.5	10
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	12	12	12	12	12	15	15	15	15	15
Russell 2000 Standard 1 Year -40% Buffer	12	12	12	12	12	12	12	12	12	12

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
MSCI EAFE Standard 3 Year -15% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	11
S&P 500 Step Up 3 Year -10% Buffer	24	27	27	27	27	27	27	27	27	27
Russell 2000 Dual Direction 3 Year -15% Buffer	40	40	40	40	40	40	40	40	40	45
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	35	35	35	35	35	35	35	35	35	40
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	30	30	30	30	30	30	30	30	30	35
NASDAQ 100 Dual Direction 3 Year -10% Buffer	40	40	40	40	40	40	40	40	40	45
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	12.5	12.5	12.5	12.5	12.5
EURO STOXX 50 Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20
MSCI EAFE Annual Lock 3 Year -10% Buffer	20	20	20	20	20	20	20	20	20	20
NASDAQ 100 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Standard 1 Year -15% Buffer	19	19	19	19	19	21	21	21	21	21

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
Russell 2000 Standard 1 Year -15% Buffer	17	17	17	17	17	18	18	18	18	19
MSCI EAFE Standard 1 Year -20% Buffer	16	16	16	16	16	18	18	18	18	18
Russell 2000 Step Up 1 Year -10% Buffer	13.5	14.5	14.5	14.5	14.5	16	16	16	16	16
NASDAQ 100 Step Up 1 Year -10% Buffer	12.5	13.5	13.5	13.5	13.5	14.5	14.5	14.5	14.5	14.5
MSCI EM Standard 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
EURO STOXX 50 Standard 1 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 1 Year -15% Buffer	16	16	16	16	16	17	17	17	17	18
MSCI EAFE Dual Step Up 1 Year -10% Buffer	8.5	8.5	8.5	8.5	8.5	9.5	9.5	9.5	9.5	9.5
S&P 500 Dual Direction 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	13.5	13.5	13.5	13.5	14
S&P 500 Standard 1 Year -40% Buffer	9	9	9	9	9	9	9	9	9	10
MSCI Emerging Markets Standard 1 Year -15% Buffer	17	17	17	17	17	17	17	17	17	17
NASDAQ 100 Standard 1 Year -20% Buffer	13	13	13	13	13	13	13	13	13	14

	03/13/2025	03/20/2025	03/27/2025	04/03/2025	04/10/2025	04/17/2025	04/24/2025	05/01/2025	05/08/2025	05/15/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	13	13	13	13	13	18	18	18	18	17
NASDAQ 100 Standard 3 Year -10% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Dual Direction 3 Year -10% Buffer	50	50	50	50	50	50	50	50	50	55
S&P 500 Standard 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	13.5	13.5	13.5	13.5	15.5
Russell 2000 Annual Lock 3 Year -10% Buffer	17	17	17	17	17	17	17	17	17	17
S&P 500 Dual Direction 3 Year -20% Buffer	30	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 1 Year -15% Buffer	12	12	12	12	12	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	12.5	12.5	12.5	12.5	12.5
S&P 500 Standard 1 Year -20% Buffer	11.5	11.5	11.5	11.5	11.5	12.5	12.5	12.5	12.5	13.5
S&P 500 Annual Lock 3 Year -10% Buffer	13	13	13	13	13	13	13	13	13	15
S&P 500 Standard 3 Year -10% Buffer	60	60	60	60	60	60	60	60	60	60

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	8	8	8	8	8	8	8	8	8	8
NASDAQ 100 Standard 1 Year -10% Buffer	21	21	21	21	21	21	21	21	21	21
S&P 500 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	50	50	50
NASDAQ 100 Step Up 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	12	12	12	12	12	12	12	12	12	12
MSCI EAFE Standard 3 Year -40% Buffer	80	80	80	80	80	80	80	80	80	80
Russell 2000 Dual Step Up 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
Russell 2000 Standard 3 Year -20% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Dual Direction 3 Year -15% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Standard 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
S&P 500 Dual Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10	10	10	10

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Step Up 1 Year -15% Buffer	11	11	11	11	11	11	11	11	11	11
Russell 2000 Standard 3 Year -10% Buffer	65	65	65	65	65	65	65	65	65	65
Russell 2000 Standard 1 Year -20% Buffer	17	17	17	17	17	17	17	17	17	17
MSCI EAFE Dual Direction 3 Year -15% Buffer	250	250	250	250	250	250	250	250	250	250
MSCI EAFE Dual Direction 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Standard 3 Year -40% Buffer	30	30	30	30	30	30	30	30	30	30
MSCI EAFE Dual Direction 3 Year -20% Buffer	65	65	65	65	65	65	65	65	65	65
MSCI EAFE Step Up 1 Year -10% Buffer	13	13	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
MSCI EAFE Standard 3 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	45	45	45	45	45	45	45	45	45	45
NASDAQ 100 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	35
NASDAQ 100 Annual Lock 3 Year -10% Buffer	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5
S&P 500 Dual Step Up 1 Year -15% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5	8.5
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	25	25	25	25	25	25	25	25	25	25
NASDAQ 100 Dual Direction 1 Year -10% Buffer	17	17	17	17	17	17	17	17	17	17
Russell 2000 Dual Direction 1 Year -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5	19.5
MSCI EAFE Standard 1 Year -40% Buffer	14	14	14	14	14	14	14	14	14	14
MSCI EAFE Standard 1 Year -10% Buffer	26	26	26	26	26	26	26	26	26	26
MSCI EAFE Dual Direction 3 Year -10% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	50	50	50
Russell 2000 Standard 3 Year -15% Buffer	55	55	55	55	55	55	55	55	55	55

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
S&P 500 Standard 1 Year -10% Buffer	18	18	18	18	18	18	18	18	18	18
MSCI EAFE Step Up 1 Year -15% Buffer	12	12	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
Russell 2000 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
S&P 500 Standard 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
Russell 2000 Step Up 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Step Up 1 Year -10% Buffer	13	13	13	13	13	13	12	12	12	12
S&P 500 Dual Direction 3 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 3 Year -20% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Dual Direction 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	15	15	15	15	15	15	15	15	15	15
Russell 2000 Standard 1 Year -40% Buffer	12	12	12	12	12	12	12	12	12	12

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
MSCI EAFE Standard 3 Year -15% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 1 Year -40% Buffer	11	11	11	11	11	11	11	11	11	11
S&P 500 Step Up 3 Year -10% Buffer	27	27	27	27	27	27	27	27	27	27
Russell 2000 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	35	35	35	35	35	35	35	35	35	35
NASDAQ 100 Dual Direction 3 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	11.5	11.5	11.5	11.5
EURO STOXX 50 Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20
MSCI EAFE Annual Lock 3 Year -10% Buffer	20	20	20	20	20	20	20	20	20	20
NASDAQ 100 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Standard 1 Year -15% Buffer	21	21	21	21	21	21	21	21	21	21

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
Russell 2000 Standard 1 Year -15% Buffer	19	19	19	19	19	19	19	19	19	19
MSCI EAFE Standard 1 Year -20% Buffer	18	18	18	18	18	18	18	18	18	18
Russell 2000 Step Up 1 Year -10% Buffer	16	16	16	16	16	16	15	15	15	15
NASDAQ 100 Step Up 1 Year -10% Buffer	14.5	14.5	14.5	14.5	14.5	14.5	14	14	14	14
MSCI EM Standard 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
EURO STOXX 50 Standard 1 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 1 Year -15% Buffer	18	18	18	18	18	18	18	18	18	18
MSCI EAFE Dual Step Up 1 Year -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
S&P 500 Dual Direction 1 Year -10% Buffer	14	14	14	14	14	14	14	14	14	14
S&P 500 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10
MSCI Emerging Markets Standard 1 Year -15% Buffer	17	17	17	17	17	17	17	17	17	17
NASDAQ 100 Standard 1 Year -20% Buffer	14	14	14	14	14	14	14	14	14	14

	05/22/2025	05/29/2025	06/05/2025	06/12/2025	06/18/2025	06/26/2025	07/03/2025	07/10/2025	07/17/2025	07/24/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	17	17	17	17	17	17	17	17	17	17
NASDAQ 100 Standard 3 Year -10% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Dual Direction 3 Year -10% Buffer	55	55	55	55	55	55	55	55	55	55
S&P 500 Standard 1 Year -15% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5	15.5
Russell 2000 Annual Lock 3 Year -10% Buffer	17	17	17	17	17	17	17	17	17	17
S&P 500 Dual Direction 3 Year -20% Buffer	30	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12	12	12	12
S&P 500 Standard 1 Year -20% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5	13.5
S&P 500 Annual Lock 3 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15
S&P 500 Standard 3 Year -10% Buffer	60	60	60	60	60	60	60	60	60	60

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	8	8	8	8	8	8	8	7	7	7
NASDAQ 100 Standard 1 Year -10% Buffer	21	21	21	21	21	21	21	20	20	20
S&P 500 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	50	50	50
NASDAQ 100 Step Up 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	11.5	11.5	11.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	12	12	12	12	12	12	12	11	11	11
MSCI EAFE Standard 3 Year -40% Buffer	80	80	80	80	80	80	80	80	80	80
Russell 2000 Dual Step Up 1 Year -15% Buffer	10	10	10	10	10	10	10	9	9	9
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	10	10	10	10	10	9	9	8	8	8
Russell 2000 Standard 3 Year -20% Buffer	50	50	50	50	50	50	50	50	50	50
S&P 500 Dual Direction 3 Year -15% Buffer	35	35	35	35	35	35	35	35	35	35
Russell 2000 Standard 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
S&P 500 Dual Step Up 1 Year -10% Buffer	10	10	10	10	10	9	9	8	8	8

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	40	40	40	40	40	40	40	37.5	37.5	37.5
S&P 500 Step Up 1 Year -15% Buffer	11	11	11	11	11	11	11	10	10	10
Russell 2000 Standard 3 Year -10% Buffer	65	65	65	65	65	65	65	65	65	65
Russell 2000 Standard 1 Year -20% Buffer	17	17	17	17	17	17	17	16	16	16
MSCI EAFE Dual Direction 3 Year -15% Buffer	250	250	250	250	250	250	250	250	250	250
MSCI EAFE Dual Direction 1 Year -15% Buffer	10	10	10	10	10	10	10	9	9	9
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Standard 3 Year -40% Buffer	30	30	30	30	30	30	30	30	30	30
MSCI EAFE Dual Direction 3 Year -20% Buffer	65	65	65	65	65	65	65	65	65	65
MSCI EAFE Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10	10	10
MSCI EAFE Standard 3 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	45	45	45	45	45	45	45	42.5	42.5	42.5
NASDAQ 100 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	35	35	35	35
NASDAQ 100 Annual Lock 3 Year -10% Buffer	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5	17.5
S&P 500 Dual Step Up 1 Year -15% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	8.5	7.5	7.5	7.5
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	25	25	25	25	25	25	25	25	25	25
NASDAQ 100 Dual Direction 1 Year -10% Buffer	17	17	17	17	17	17	17	16	16	16
Russell 2000 Dual Direction 1 Year -10% Buffer	19.5	19.5	19.5	19.5	19.5	19.5	19.5	18.5	18.5	18.5
MSCI EAFE Standard 1 Year -40% Buffer	14	14	14	14	14	14	14	13	13	13
MSCI EAFE Standard 1 Year -10% Buffer	26	26	26	26	26	26	26	25	25	25
MSCI EAFE Dual Direction 3 Year -10% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 3 Year -15% Buffer	50	50	50	50	50	50	50	50	50	50
Russell 2000 Standard 3 Year -15% Buffer	55	55	55	55	55	55	55	55	55	55

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
S&P 500 Standard 1 Year -10% Buffer	18	18	18	18	18	18	18	16.5	16.5	16
MSCI EAFE Step Up 1 Year -15% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9	9	9
Russell 2000 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
S&P 500 Standard 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
Russell 2000 Step Up 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	12.5	12.5	12.5
Russell 2000 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Step Up 1 Year -10% Buffer	12	12	12	12	12	11	11	10.5	10.5	10.5
S&P 500 Dual Direction 3 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 3 Year -20% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Dual Direction 1 Year -15% Buffer	10	10	10	10	10	10	10	9	9	9
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	15	15	15	15	15	15	15	13	13	13
Russell 2000 Standard 1 Year -40% Buffer	12	12	12	12	12	12	12	11	11	11

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
MSCI EAFE Standard 3 Year -15% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 1 Year -40% Buffer	11	11	11	11	11	11	11	10	10	10
S&P 500 Step Up 3 Year -10% Buffer	27	27	27	27	27	26	26	26	26	26
Russell 2000 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	45	45	45	45
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	35	35	35	35	35	35	35	35	35	35
NASDAQ 100 Dual Direction 3 Year -10% Buffer	45	45	45	45	45	45	45	45	45	45
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	11.5	11.5	11.5	11.5	11.5	10.5	10.5	9.5	9.5	9.5
EURO STOXX 50 Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20
MSCI EAFE Annual Lock 3 Year -10% Buffer	20	20	20	20	20	20	20	20	20	20
NASDAQ 100 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Standard 1 Year -15% Buffer	21	21	21	21	21	21	21	20	20	20

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
Russell 2000 Standard 1 Year -15% Buffer	19	19	19	19	19	19	19	19	19	19
MSCI EAFE Standard 1 Year -20% Buffer	18	18	18	18	18	18	18	17	17	17
Russell 2000 Step Up 1 Year -10% Buffer	15	15	15	15	15	15	15	14	14	14
NASDAQ 100 Step Up 1 Year -10% Buffer	14	14	14	14	14	13	13	12	12	12
MSCI EM Standard 1 Year -10% Buffer	24	24	24	24	24	24	24	24	24	24
EURO STOXX 50 Standard 1 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 1 Year -15% Buffer	18	18	18	18	18	18	18	17	17	17
MSCI EAFE Dual Step Up 1 Year -10% Buffer	9.5	9.5	9.5	9.5	9.5	8.5	8.5	7.5	7.5	7.5
S&P 500 Dual Direction 1 Year -10% Buffer	14	14	14	14	14	14	14	13	13	13
S&P 500 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	8.5	8.5	8.5
MSCI Emerging Markets Standard 1 Year -15% Buffer	17	17	17	17	17	17	17	17	17	17
NASDAQ 100 Standard 1 Year -20% Buffer	14	14	14	14	14	14	14	13	13	13

	07/31/2025	08/07/2025	08/14/2025	08/21/2025	08/28/2025	09/04/2025	09/11/2025	09/18/2025	09/25/2025	10/02/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	17	17	17	17	17	17	17	16	16	16
NASDAQ 100 Standard 3 Year -10% Buffer	55	55	55	55	55	55	55	55	55	55
Russell 2000 Dual Direction 3 Year -10% Buffer	55	55	55	55	55	55	55	55	55	55
S&P 500 Standard 1 Year -15% Buffer	15.5	15.5	15.5	15.5	15.5	15.5	15.5	14	14	13.5
Russell 2000 Annual Lock 3 Year -10% Buffer	17	17	17	17	17	17	17	17	17	17
S&P 500 Dual Direction 3 Year -20% Buffer	30	30	30	30	30	30	30	30	30	30
Russell 2000 Dual Direction 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	12.5	12.5	12.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	12	12	12	12	12	11	11	10	10	10
S&P 500 Standard 1 Year -20% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	13.5	12	12	11.5
S&P 500 Annual Lock 3 Year -10% Buffer	15	15	15	15	15	15	15	15	15	15
S&P 500 Standard 3 Year -10% Buffer	60	60	60	60	60	60	60	60	60	60

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
MSCI EAFE Dual Step Up 1 Year -15% Buffer	7	7	7	7	7	7	7	7	7	7
NASDAQ 100 Standard 1 Year -10% Buffer	20	20	20	20	20	20	21	21	21	21
S&P 500 Standard 3 Year -15% Buffer	50	50	50	50	50	50	60	60	60	60
NASDAQ 100 Step Up 1 Year -15% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5	11.5
NASDAQ 100 Dual Direction 1 Year -15% Buffer	11	11	11	11	11.5	11.5	11.5	11.5	11.5	11.5
MSCI EAFE Standard 3 Year -40% Buffer	80	80	80	80	80	80	80	80	80	80
Russell 2000 Dual Step Up 1 Year -15% Buffer	9	9	9	9	9	9	9	9	9	9
NASDAQ 100 Dual Step Up 1 Year -15% Buffer	8	8	8	8	8.5	8.5	8.5	8.5	8.5	8.5
Russell 2000 Standard 3 Year -20% Buffer	50	50	50	50	50	50	60	60	60	60
S&P 500 Dual Direction 3 Year -15% Buffer	35	35	35	35	35	35	40	40	40	40
Russell 2000 Standard 1 Year -10% Buffer	24	24	24	24	24	24	25	25	25	25
S&P 500 Dual Step Up 1 Year -10% Buffer	8	8	8	8	8.5	8.5	8.5	8.5	8.5	8.5

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Enhanced Upside 125% 3 Yr -10% Buffer	37.5	37.5	37.5	37.5	37.5	37.5	37.5	37.5	37.5	37.5
S&P 500 Step Up 1 Year -15% Buffer	10	10	10	10	10	10	10	10	10	10
Russell 2000 Standard 3 Year -10% Buffer	65	65	65	65	65	65	75	75	75	75
Russell 2000 Standard 1 Year -20% Buffer	16	16	16	16	16	16	16.5	16.5	16.5	16.5
MSCI EAFE Dual Direction 3 Year -15% Buffer	250	250	250	250	250	250	250	250	250	250
MSCI EAFE Dual Direction 1 Year -15% Buffer	9	9	9	9	9	9	9	9	9	9
MSCI EAFE Standard 3 Year -10% Buffer	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped	Uncapped
NASDAQ 100 Dual Direction 3 Year -15% Buffer	40	40	40	40	40	40	45	45	45	45
S&P 500 Standard 3 Year -40% Buffer	30	30	30	30	30	30	30	30	30	30
MSCI EAFE Dual Direction 3 Year -20% Buffer	65	65	65	65	65	65	65	65	65	65
MSCI EAFE Step Up 1 Year -10% Buffer	10	10	10	10	10	10	10	10	10	10
MSCI EAFE Standard 3 Year -20% Buffer	200	200	200	200	200	200	200	200	200	200

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Enhanced Upside 110% 3 Yr -10% Buffer	42.5	42.5	42.5	42.5	42.5	42.5	42.5	42.5	42.5	42.5
NASDAQ 100 Dual Direction 3 Year -20% Buffer	35	35	35	35	35	35	40	40	40	40
NASDAQ 100 Annual Lock 3 Year -10% Buffer	17.5	17.5	17.5	17.5	18.5	18.5	18.5	18.5	18.5	18.5
S&P 500 Dual Step Up 1 Year -15% Buffer	7.5	7.5	7.5	7.5	8	8	8	8	8	8
S&P 500 Loss Limiter 95 3 Yr -10% Buffer	25	25	25	25	25	25	25	25	25	25
NASDAQ 100 Dual Direction 1 Year -10% Buffer	16	16	16	16	16.5	16.5	16.5	16.5	16.5	16.5
Russell 2000 Dual Direction 1 Year -10% Buffer	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5	18.5
MSCI EAFE Standard 1 Year -40% Buffer	13	13	13	13	13	13	13	13	13	13
MSCI EAFE Standard 1 Year -10% Buffer	25	25	25	25	25	25	25	25	25	25
MSCI EAFE Dual Direction 3 Year -10% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 3 Year -15% Buffer	50	50	50	50	50	50	55	55	55	55
Russell 2000 Standard 3 Year -15% Buffer	55	55	55	55	55	55	65	65	65	65

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Standard 1 Year -10% Buffer	16	16	16	16	16	16	18	18	18	18
MSCI EAFE Step Up 1 Year -15% Buffer	9	9	9	9	9	9	9	9	9	9
Russell 2000 Standard 3 Year -40% Buffer	35	35	35	35	35	35	40	40	40	40
S&P 500 Standard 3 Year -20% Buffer	40	40	40	40	40	40	50	50	50	50
Russell 2000 Step Up 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
Russell 2000 Dual Direction 3 Year -20% Buffer	40	40	40	40	40	40	45	45	45	45
S&P 500 Step Up 1 Year -10% Buffer	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Dual Direction 3 Year -10% Buffer	40	40	40	40	40	40	45	45	45	45
NASDAQ 100 Standard 3 Year -20% Buffer	45	45	45	45	45	45	50	50	50	50
S&P 500 Dual Direction 1 Year -15% Buffer	9	9	9	9	9.5	9.5	10	10	10	10
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	13	13	13	13	13	13	13	13	13	13
Russell 2000 Standard 1 Year -40% Buffer	11	11	11	11	11	11	11	11	11	11

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
MSCI EAFE Standard 3 Year -15% Buffer	500	500	500	500	500	500	500	500	500	500
NASDAQ 100 Standard 1 Year -40% Buffer	10	10	10	10	10	10	10	10	10	10
S&P 500 Step Up 3 Year -10% Buffer	26	26	26	26	26	26	26	26	26	26
Russell 2000 Dual Direction 3 Year -15% Buffer	45	45	45	45	45	45	50	50	50	50
S&P 500 Enhanced Upside 110% 3 Yr -15% Buffer	40	40	40	40	40	40	40	40	40	40
S&P 500 Enhanced Upside 125% 3 Yr -15% Buffer	35	35	35	35	35	35	35	35	35	35
NASDAQ 100 Dual Direction 3 Year -10% Buffer	45	45	45	45	45	45	50	50	50	50
NASDAQ 100 Dual Step Up 1 Year -10% Buffer	9.5	9.5	9.5	9.5	10	10	10	10	10	10
EURO STOXX 50 Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20
MSCI EAFE Annual Lock 3 Year -10% Buffer	20	20	20	20	21	21	21	21	21	21
NASDAQ 100 Standard 3 Year -40% Buffer	35	35	35	35	35	35	35	35	35	35
MSCI EAFE Standard 1 Year -15% Buffer	20	20	20	20	20	20	20	20	20	20

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Standard 1 Year -15% Buffer	19	19	19	19	19	19	20	20	20	20
MSCI EAFE Standard 1 Year -20% Buffer	17	17	17	17	17	17	17	17	17	17
Russell 2000 Step Up 1 Year -10% Buffer	14	14	14	14	14	14	14	14	14	14
NASDAQ 100 Step Up 1 Year -10% Buffer	12	12	12	12	12	12	12	12	12	12
MSCI EM Standard 1 Year -10% Buffer	24	24	24	24	24	24	25.5	25.5	25.5	25.5
EURO STOXX 50 Standard 1 Year -10% Buffer	40	40	40	40	40	40	40	40	40	40
NASDAQ 100 Standard 1 Year -15% Buffer	17	17	17	17	17	17	18	18	18	18
MSCI EAFE Dual Step Up 1 Year -10% Buffer	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5	7.5
S&P 500 Dual Direction 1 Year -10% Buffer	13	13	13	13	13.5	13.5	14	14	14	14
S&P 500 Standard 1 Year -40% Buffer	8.5	8.5	8.5	8.5	8.5	8.5	9	9	9	9
MSCI Emerging Markets Standard 1 Year -15% Buffer	17	17	17	17	17	17	18.5	18.5	18.5	18.5
NASDAQ 100 Standard 1 Year -20% Buffer	13	13	13	13	13	13	14	14	14	14

	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Loss Limiter 90 1 Yr -10% Buffer	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5	9.5
MSCI EAFE Dual Direction 1 Year -10% Buffer	16	16	16	16	16	16	16	16	16	16
NASDAQ 100 Standard 3 Year -10% Buffer	55	55	55	55	55	55	60	60	60	60
Russell 2000 Dual Direction 3 Year -10% Buffer	55	55	55	55	55	55	60	60	60	60
S&P 500 Standard 1 Year -15% Buffer	13.5	13.5	13.5	13.5	13.5	13.5	14.5	14.5	14.5	14.5
Russell 2000 Annual Lock 3 Year -10% Buffer	17	17	17	17	18	18	18	18	18	18
S&P 500 Dual Direction 3 Year -20% Buffer	30	30	30	30	30	30	35	35	35	35
Russell 2000 Dual Direction 1 Year -15% Buffer	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5	12.5
Russell 2000 Dual Step Up 1 Year -10% Buffer	10	10	10	10	10.5	10.5	10.5	10.5	10.5	10.5
S&P 500 Standard 1 Year -20% Buffer	11.5	11.5	11.5	11.5	11.5	11.5	12.5	12.5	12.5	12.5
S&P 500 Annual Lock 3 Year -10% Buffer	15	15	15	15	16	16	16	16	16	16
S&P 500 Standard 3 Year -10% Buffer	60	60	60	60	60	60	75	75	75	75